OTHER INCOME, NET	9 Months Ended
Sep. 30, 2022
Other Income and Expenses [Abstract]
OTHER INCOME, NET	OTHER INCOME, NET
Included in other income, net, in Dole’s consolidated statements of operations were the following items:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(U.S. Dollars in thousands)
Rental income	$3,500	$2,918	$12,155	$3,956
Unrealized gain on foreign currency denominated borrowings	5,397	3,226	12,702	3,226
Unrealized gain on fair value hedges	45	—	44	—
Non-cash realized gain on foreign currency denominated borrowings	—	—	1,029	—
Loss on investments	(793)	(191)	(4,401)	(191)
Non-service components of net periodic pension benefit costs	634	1,043	3,133	1,776
Loss on contingent consideration	(23)	(30)	(64)	(1,130)
Other	552	201	(4,164)	230
Other income, net	$9,312	$7,167	$20,434	$7,867